Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Amount Registered | shares	2,705,882
Proposed Maximum Offering Price per Unit	170.00
Maximum Aggregate Offering Price	$ 459,999,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,525.99
Offering Note	Includes 352,941 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares of common stock.